Revenue - Contract with Customers Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Assets:
Accounts receivable, net	$ 3,140	$ 2,389
Liabilities:
Deferred revenue, current and noncurrent	$ 186,054	$ 191,263